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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—89.1%
$1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aa3/NR	$1,411,301
	Assoc. of Bay Area Gov’t Finance Auth. Rev.,
1,000	Channing House, CP, 5.375%, 2/15/19	NR/BBB-	787,830
1,000	Poway Housing, 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A+	934,870
10,000	Bay Area Toll Auth. Rev., 5.00%, 4/1/34, Ser. F1	Aa3/NR	9,478,700
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (c)	NR/NR	2,363,692
5,250	Central JT Powers Health Financing Auth. Rev., CP, 5.75%, 2/1/31, (Pre-refunded @ $101, 2/1/11) (c)	Baa2/AAA	5,783,190
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,079,716
350	5.85%, 8/1/33	NR/NR	307,730
4,650	5.85%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (c)	NR/BBB	5,496,579
1,250	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A, (Pre-refunded @ $100, 9/1/11) (MBIA) (c)	Baa1/AA	1,367,400
3,635	Cucamonga Cnty. Water Dist. Rev., CP, 5.125%, 9/1/35 (MBIA-FGIC)	NR/AA-	3,226,826
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (FSA)	Aa3/AAA	4,759,550
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa3/AA	5,746,545
	Educational Facs. Auth. Rev. (i),
10,200	Claremont McKenna College, 5.00%, 1/1/39	Aa2/NR	9,597,486
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	Aa1/AA+	9,769,300
2,000	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (e)	Aa2/AAA	1,971,700
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	A3/A+	9,042,236
14,425	5.25%, 1/1/34	A3/A	12,588,842
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	139,488
505	6.00%, 9/1/19	NR/NR	412,656
3,500	6.30%, 9/1/31	NR/NR	2,625,665
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	5,540,040
2,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/A	1,560,760
6,000	5.00%, 6/1/38, Ser. A (FGIC)	A2/A	4,627,920
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	A2/A	1,196,208
16,330	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	18,030,770
10,155	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	12,106,486
540	7.875%, 6/1/42, Ser. A-3, (Pre-refunded @ $100, 6/1/13) (c)	Aaa/AAA	668,768
4,565	Health Facs. Finance Auth. Rev.,
	Adventist Health System, 5.00%, 3/1/33	NR/A	3,572,386
	Catholic Healthcare West,
1,980	5.00%, 7/1/18	A2/A	1,885,970
875	5.00%, 7/1/28	A2/A	717,798
3,000	Kaiser Permanente, 5.25%, 10/1/14, Ser. B	NR/AAA	3,041,160
5,315	Northern California Presbyterian, 5.125%, 7/1/18	NR/BBB+	4,272,250
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (c)	Aaa/AAA	7,118,188
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Baa1/A+	2,732,130
10,000	5.10%, 9/1/31	Baa1/A+	7,384,400
1,000	5.125%, 9/1/32	Baa1/A+	753,410

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	$1,176,595
3,900	Long Beach Bond Finance Auth. Rev., 5.50%, 11/15/37, Ser. A	A2/A	2,903,550
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (FSA) (i)	Aaa/AAA	4,693,850
3,000	5.375%, 7/1/34, Ser. A (e)	NR/NR	3,010,140
7,000	5.375%, 7/1/38, Ser. A (e)	NR/NR	6,984,250
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,209,394
195	Murrieta Valley Unified School Dist., Special Tax, 6.30%, 9/1/18, (Pre-refunded @ $102, 9/1/09) (c)	NR/NR	205,468
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,113,124
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24, (Pre-refunded @ $102, 3/1/10) (c)	NR/NR	1,828,580
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	420,570
1,350	6.375%, 9/2/26	NR/NR	1,085,292
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	A2/AA	8,149,530
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	502,272
	San Diego Cnty. Water Auth. Rev., CP, Ser. A,
1,000	5.00%, 5/1/32 (MBIA)	Aa3/AA+	958,810
6,250	5.00%, 5/1/38 (FSA)	Aa3/AAA	6,026,312
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (FSA)	Aa2/AAA	4,833,000
	San Francisco Bay Area Transit Financing Auth. Rev. (AMBAC),
880	5.125%, 7/1/36	Aa3/AA+	881,038
2,450	5.125%, 7/1/36, (Pre-refunded @ $100, 7/1/11) (c)	Aa3/AA+	2,688,018
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	524,448
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	A2/AA	4,831,909
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB-	3,495,000
5,000	5.70%, 1/15/19	Ba2/BB-	4,236,250
230	San Jose, Improvement Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	199,334
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	605,904
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aa3/AA-	1,764,253
1,300	Santa Cruz County Redevelopment Agency, 7.00%, 9/1/36 (e)	NR/NR	1,302,782
	State, GO,
5,885	5.00%, 9/1/35	A1/A+	5,260,660
3,300	5.00%, 12/1/37	A1/A+	2,932,380
	Statewide Communities Dev. Auth. Rev.,
900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	530,109
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	892,780
2,325	Catholic West, CP, 6.50%, 7/1/20, (Pre-refunded @ $101, 7/1/10) (c)	A2/NR	2,524,043
5,320	Gross-Gillispie School, 6.625%, 10/1/31	NR/NR	3,999,948
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A+	12,994,525
8,000	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	5,053,600
3,000	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	2,636,310
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	813,340
	Methodist Hospital (FHA) (e),
2,100	6.625%, 8/1/29	Aa2/AA	2,153,424
7,700	6.75%, 2/1/38	Aa2/AA	7,891,807

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$3,200	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	Aa3/AA-	$2,992,448
2,380	St. Marks School, 6.75%, 6/1/28 (a)(b)	NR/NR	2,264,451
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA-	3,795,240
910	Windrush School, 5.50%, 7/1/37	NR/NR	588,297
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,310,120
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	1,786,093
2,520	5.60%, 9/1/29	NR/NR	1,779,422
2,000	5.625%, 9/1/32	NR/NR	1,367,120
	Univ. Rev.,
8,000	4.75%, 5/15/35, Ser. 1119 (FSA) (i)	Aaa/AAA	7,194,000
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	9,823,900
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (c)	Baa2/NR	4,026,638

	Total California Municipal Bonds & Notes (cost—$332,108,311)		316,340,274

OTHER MUNICIPAL BONDS & NOTES—5.0%
	Illinois—1.5%
5,260	Educational Facs. Auth. Rev., Univ. of Chicago, 5.00%, 7/1/33	Aa1/AA	5,150,855

	Iowa—1.5%
8,700	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	5,328,054

	Louisiana—0.3%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. B	Baa3/BBB	1,127,175

	New Jersey—1.5%
	Tobacco Settlement Financing Corp. Rev.,
2,210	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (c)	Aaa/AAA	2,548,042
2,315	6.375%, 6/1/32	Aaa/AAA	2,676,163

			5,224,205

	New York—0.1%
450	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. 3240 (i)	Aa2/AAA	432,567

	South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	388,960

	Total Other Municipal Bonds & Notes (cost—$20,464,007)		17,651,816

CORPORATE BONDS & NOTES (h)—2.2%
7,800	American General Finance Corp., 4.625%, 9/1/10	Baa1/BBB	4,633,434
3,500	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB+	2,924,033
500	International Lease Finance Corp., 2.373%, 5/24/10, FRN	Baa1/BBB+	414,614

	Total Corporate Bonds & Notes (cost—$7,817,152)		7,972,081

CALIFORNIA VARIABLE RATE NOTES (a)(f)—0.4%
1,670	Sacramento Cnty. Sanitation Dist. Rev., 11.928%, 8/1/13, Ser. 1034 (MBIA) (cost—$1,873,046)	NR/AA	1,528,851

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

OTHER VARIABLE RATE NOTES (a)(d)(f)—1.4%
	Illinois—1.4%
$6,670	Chicago Water Supply System Rev., 4.49%, 5/1/14, Ser. 1419 (AMBAC) (cost—$6,988,864)	NR/A	$4,794,996

SHORT-TERM INVESTMENTS—1.9%
Corporate Bonds & Notes (h)—1.5%
	American General Finance Corp.,
1,200	1.785%, 10/2/09	Baa1/BBB	946,910
900	4.625%, 5/15/09	Baa1/BBB	821,958
3,400	CIT Group, Inc., 4.125%, 11/3/09	Baa1/BBB+	3,197,962
400	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa1/BBB+	353,375

	Total Corporate Bonds & Notes (cost—$5,192,717)		5,320,205

U.S. Treasury Bills (g)—0.4%
1,490	0.10%-0.12%, 2/12/09-2/26/09 (cost—$1,489,955)		1,489,955

	Total Short-term Investments (cost—$6,682,672)		6,810,160

	Total Investments (cost—$375,934,052)—100.0%		$355,098,178

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,588,298, representing 2.42% of total investments.

(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be delivered after January 31, 2009.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

(g)	All or partial amount segregated as collateral for swaps.

(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

(i)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts

Other Investments:
(1) Transactions in options written for the nine months ended January 31, 2009:

	Contracts	Premiums

Options outstanding, April 30, 2008	208	$169,915
Options expired	(208)	(169,915)

Options outstanding, January 31, 2009	—	$—

(2) Interest rate swap agreements outstanding at January 31, 2009:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Received	Appreciation

Citigroup	$13,900	6/17/24	4.00%	3-Month USD-LIBOR	$(954,269)	$(1,681,344)	$727,075

LIBOR	—	London Inter-bank Offered Rate
(3) Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par

Barclays Bank	0.90%	1/23/09	1/26/09	$9,095,364	$9,094,000
	0.90%	1/28/09	3/2/09	1,767,133	1,767,000
Credit Suisse First Boston	1.125%	1/6/09	2/6/09	612,478	612,000

					$11,473,000

Collateral for open reverse repurchase agreements at January 31, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

Barclays Bank	American General Finance Corp.	1.785%	10/2/09	$1,200,000	$946,910
	American General Finance Corp.	4.625%	5/15/09	900,000	821,958
	American General Finance Corp.	4.625%	9/1/10	7,800,000	4,633,434
	CIT Group, Inc.	4.125%	11/3/09	3,400,000	3,197,962
	CIT Group, Inc.	5.80%	7/28/11	3,500,000	2,924,033
Credit Suisse First Boston	International Lease Finance Corp.	1.494%	1/15/10	400,000	353,375
	International Lease Finance Corp.	2.373%	5/24/10	500,000	414,614

					$13,292,286

The Fund received $134,622 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements—Effective May 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access.

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	355,098,178	727,075
Level 3 — Significant Unobservable Inputs	—	—

Total	$355,098,178	$727,075

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009